OLD MUTUAL ADVISOR FUNDS

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual International Equity Fund

Supplement dated September 11, 2006

to Class A and C Prospectus, dated December 28, 2005, and

Class Z and Institutional Class Prospectus, dated December 28, 2005

(as supplemented August 14, 2006)

This Supplement updates certain information contained in the currently effective Prospectuses of Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund, and Old Mutual International Equity Fund (the “Funds”). The Funds are series funds of Old Mutual Advisor Funds. You should retain your Prospectuses and all current supplements for future reference. You may obtain an additional copy of the Prospectuses, free of charge, by calling 1-888-744-5050 or via the Internet at www.oldmutualcapital.com.

The section of the Prospectuses entitled “The Advisor & Sub-Advisors – The Portfolio Managers” is amended by replacing the section in its entirety with the following:

The Portfolio Managers

The following summarizes the experience of the members of the portfolio management team at each Sub-Advisor primarily responsible for the day-to-day management of the Funds’ portfolios. Except as otherwise noted, each portfolio manager listed below has served in his/her current position for the last 5 years.

	Name (Role on Team)	Business Experience
Acadian Asset Management, Inc.	Dr. Gary L. Bergstrom (Co-Manager)	Chairman, Acadian.
	Ronald D. Frashure (Co-Lead Manager)	President and Co-Chief Investment Officer, Acadian.
	John R. Chisholm (Co-Lead Manager)	Executive Vice President and Co-Chief Investment Officer, Acadian.
	Dr. Charles Wang (Co-Manager)	Senior Vice President and Co-Director of Research and Portfolio Manager, Acadian.

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	Brian K. Wolahan (Co-Manager)	Senior Vice President, Co-Director of Research and Portfolio Manager, Acadian.
	Raymond F. Mui (Co-Manager)	Senior Vice President and Portfolio Manager, Acadian.
	Richard O. Barry (Co-Manager)	Senior Vice President and Portfolio Manager, Acadian.
	Matthew J. Cohen (Co-Manager)	Senior Vice President and Portfolio Manager, Acadian.
Brendan O. Bradley (Co-Manager)

Senior Vice President, Portfolio Manager and Quantitative Research Specialist, Acadian, since 2004; Vice President, Upstream Technologies, from 2002 to 2004; Research Associate, Samuelson Portfolio Strategies from 1999 to 2002.

	Terry C. Burnham (Co-Manager)	Senior Vice President and Portfolio Manager, and Director of Economics, Acadian, since 2005; Professor of Economics, Harvard Kennedy School and Harvard Business School, from 1997 to 2004.
Clay Finlay Inc.	Robert C. Schletter, CFA (Co-Manager, Americas Specialty)	Chief Investment Officer, Clay Finlay.
	Carol Franklin, CFA (Co-Manager, Europe Specialty)	Senior Portfolio Manager, Clay Finlay, since 2004; Managing Director and Head of Global Equity Selection Team, Deutsche Asset Management, from 2001 to 2002.
	Lauren C. Lambert, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2002; Portfolio Manager and Analyst, Scudder Stevens & Clark and its successor companies, from 1994 to 2002.
	Steven Miller (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.

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Miwa Seki (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Jonathon D. Allen, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Miho Saito (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Senior Investment Manager, Government of Singapore Investment Corporation, from 1997 to 2005.
Gregory Stanek, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Francoise Vappereau (Co-Manager)

Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Investment Consultant, Research Works, from 2003 to 2004; Senior Manager/Strategy Coordinator and Senior Equity Fund Manager, Lombard Odier & Cie, from 1984 to 2002.

For more information on the Funds’ portfolio managers, their compensation, other accounts managed by them, and their ownership of shares of the Funds, please see the Statement of Additional Information.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

D-06-554	09/2006

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OLD MUTUAL ADVISOR FUNDS

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual International Equity Fund

Supplement dated September 11, 2006

to Statement of Additional Information, dated December 28, 2005

(as previously supplemented on April 3, 2006)

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund, and Old Mutual International Equity Fund (each, a “Fund” and collectively, the “Funds”). The Funds are series funds of Old Mutual Advisor Funds (the “Trust”). You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 1-888-744-5050 or via the Internet at www.oldmutualcapital.com.

The section of the SAI entitled “The Sub-Advisors” is amended on pages 37-39 by replacing the sections regarding Acadian Asset Management, Inc. and Clay Finlay Inc. with the following:

Acadian Asset Management, Inc. (“Acadian”)

The Trust and the Advisor have entered into a sub-advisory agreement with Acadian. The sub-advisory agreement provides certain limitations on Acadian’s liability, but also provides that Acadian will not be protected against any liability to a Fund or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the services provided and expenses incurred pursuant to the sub-advisory agreement for Old Mutual International Equity Fund, Acadian is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of such Fund managed by Acadian, which is computed and paid monthly at an annual rate of 0.60% of the average daily net assets so managed, net 50% of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Advisor and net of all breakpoints.

Compensation. Acadian compensates its portfolio managers for their management of Old Mutual International Equity Fund. Each portfolio manager’s compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. A portfolio manager’s discretionary bonus is based on the overall performance of Acadian, in terms of profitability. Portfolio manager compensation is not directly tied to the performance of any one portfolio, including the Funds.

Fund Shares Owned by the Portfolio Managers. As of July 31, 2006, none of Acadian’s portfolio managers owned any shares of the Funds.

Other Accounts. As of July 31, 2006, Acadian’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Dr. Gary L. Bergstrom	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Ronald D. Frashure	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Dr. Charles Wang	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Raymond F. Mui	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Matthew J. Cohen	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Terry C. Burnham	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Clay Finlay Inc. (“Clay Finlay”)

The Trust and the Advisor have entered into a sub-advisory agreement with Clay Finlay Inc. The sub-advisory agreement provides certain limitations on Clay Finlay’s liability, but also provides that Clay Finlay will not be protected against any liability to a Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the services provided and expenses incurred pursuant to the sub-advisory agreement for the Funds, Clay Finlay is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of each Fund, net 50% of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Advisor and net of all breakpoints, which is computed and paid monthly at an annual rate of 1.00% for Clay Finlay China Fund, 0.80% for Emerging Markets Fund, and 0.60% for International Equity Fund.

Compensation. Clay Finlay compensates its portfolio managers for their management of the Funds. Each portfolio manager’s compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. A portfolio manager’s discretionary bonus is based on the overall performance of Clay Finlay, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. As of July 31, 2006, none of Clay Finlay’s portfolio managers owned any shares of the Funds.

Other Accounts. As of July 31, 2006, Clay Finlay’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Lauren C. Lambert	0	$0	0	$0	0	$0

Steven Miller	0	$0	0	$0	0	$0

Miwa Seki	0	$0	0	$0	0	$0

Robert C. Schletter	0	$0	6 (0)	$959 ($213)	9 (0)	$490 ($83)

Carol Franklin	0	$0	3 (0)	$200 ($0)	9 (0)	$2,392 ($772)

Jonathan Allen	1 (0)	$339 ($0)	3 (0)	$278 ($0)	15 (0)	$1,099 ($195)

Miho Saito	0	$0	2 (0)	$329 ($0)	0	$0

Francoise Vappereau	0	$0	0	$0	0	$0

Gregory Stanek	1 (0)	$339 ($0)	3 (0)	$278 ($0)	15 (0)	$1,099 ($195)

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

D-06-555	09/2006

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